MORTGAGE-BACKED SECURITIES HELD TO MATURITY - Summary of Fair Value and Gross Unrealized Losses of Those Mortgage-Backed Securities Held to Maturity Which Had Unrealized Losses (Detail) (Collateralized mortgage obligations [Member], Mortgage Backed Securities [Member], USD $)
In Thousands, unless otherwise specified
Sep. 30, 2013
Collateralized mortgage obligations [Member] | Mortgage Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Estimated fair value, Less than 12 months	$ 3,255
Gross unrealized losses, Less than 12 months	27
Estimated fair value, 12 months or longer
Gross unrealized losses, 12 months or longer